Other financial liabilities - Additional Information (Detail)	Dec. 02, 2025 USD ($) shares $ / shares	Dec. 02, 2025 AUD ($) shares	Jul. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 $ / shares	Dec. 10, 2025 shares	Dec. 02, 2025 AUD ($) shares	Jul. 31, 2025 AUD ($) shares	Jul. 25, 2025 $ / shares shares	May 01, 2022
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares					219,841,000			1,057,000
Proceeds from the issuance of common stock | $	$ 46,510,000
Par value per share | $ / shares
Number of shares represented by one depositary receipt						500	500	500	500
Private Placement of Equity Securities [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Number of shares issued | shares						4,530,854,000	14,204,500
Proceeds from the issuance of common stock | $	$ 46,509,833		$ 2,049,992
Par value per share | $ / shares	$ 0.01		$ 0.0176
Warrants exercised | shares	938,490	938,490	204,547
Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Transaction cost incurred for issue of warrants | $		$ 5,278,293
Prefunded Warrants [Member] | Private Placement of Equity Securities [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 0.0001		$ 0.0001
Pre funded warrant | $ / shares	$ 4.9999		$ 8.7999
Prefunded Warrants [Member] | Securities Purchase Agreement [Member]
Disclosure of Changes in Other Financial Liabilities Current [Line Items]
Fair Value Warrants Issued | $						$ 18,985,338	$ 2,600,115